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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

APPENDIX I

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:
                                 VARIABLE INSURANCE FUNDS
                                 3435 STELZER ROAD
                                 COLUMBUS, OHIO 43219

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2. The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer,
check the box but do not list series or classes:                             [X]

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3. Investment Company Act File Number:                                 811-08644

   Securities Act File Number:                                         33-81800

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4(a). Last day of the fiscal year for which this Form is filed:
                                                               DECEMBER 31, 2005

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
Form.

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
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5. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                      $4,710,299
                                                                      ----------

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                  $110
                                                               ----

     (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                           $  0
                                                               ----

     (iv) Total available redemption credits [Add items
          5(ii) and 5(iii)]:                                        - $      110
                                                                      ----------

     (v)  Net Sales - If item 5(i) is greater than item 5(iv)
          [subtract Item 5(iv) from Item 5(i) ]:                      $4,710,189
                                                                      ----------

     (vi) Redemption credits available for use in future
          years - if Item 5(i) is less than Item 5 (iv) [
          subtract Item 5(iv) from Item 5(i)]:                 $  0
                                                               ----

     (vii) Multiplier for determining registration fee (See
          Instruction C.9):                                            0.0001070
                                                                      ----------

     (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii) (enter "0" if no fee is due):                      = $   503.99
                                                                      ----------

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6. Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October
     11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7. Interest due.-- if this Form is being filed more than 90 days
after the end of the issuers fiscal year (see Instruction D):         $        0
                                                                      ----------

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8. Total of amount of the registration fee due plus any interest
due [Line 5(viii) plus line 7]:                                       $   503.99
                                                                      ==========

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

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     March 23, 2006

     Method of Delivery:
                         [x] Wire Transfer
                         [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Aaron J. Masek
                          -------------------------
                          Aaron J. Masek, Treasurer

Date      March 24, 2006
------------------------

*    Please print the name and title of the signing officer below the signature.

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